COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments for the premise leases
Fiscal year ending December 31, 2015	$ 65,678 (CDN$64,500 and CNY¥62,565)
Fiscal year ending December 31, 2016	59,478 (CDN$69,000)
Fiscal year ending December 31, 2017	41,376 (CDN$48,000)
Total	$ 166,532 (CDN$181,500 and CNY¥62,565)